Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2011
Smead Value Fund (Prospectus Summary) | Smead Value Fund | Smead Value Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMVLX
Smead Value Fund (Prospectus Summary) | Smead Value Fund | Smead Value Fund Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMVMX

Smead Value Fund (Prospectus Summary) | Smead Value Fund
Summary Section
Investment Objective.
The investment objective of the Smead Value Fund (the "Fund") is long-term capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Smead Value Fund		Smead Value Fund Investor Class Shares	Smead Value Fund Institutional Class Shares
Management Fees		0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.67%	0.68%
Total Annual Fund Operating Expenses		1.67%	1.43%
Fee Waiver/Expense Reimbursement		(0.27%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.40%	1.15%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Smead Capital Management, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% and 1.15% of the Fund's average annual net assets, for Investor Class shares and Institutional Class shares, respectively, through August 31, 2012. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through August 31, 2012.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Smead Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Smead Value Fund Investor Class Shares	143	472	855	1,929
Smead Value Fund Institutional Class Shares	117	396	727	1,662

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.73% of the average value of its portfolio.

Principal Investment Strategies.
To achieve its investment objective, the Fund will seek to invest in the common stocks of large capitalization ("large-cap") U.S. companies.
The Fund considers large-cap companies to be those publicly traded U.S.
companies with capitalizations exceeding  $5 billion.

The Adviser selects the Fund's investments by screening large-cap companies using the following eight criteria:

Required over entire holding period

·  products or services that meets a clear economic need;

·  strong competitive advantage (wide moats or barriers to entry);

·  long history of profitability and strong metrics (net profit margin, return on equity and net income ratios);

·  generates high levels of cash flow;

·  available at a low price-in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);

Favored, but not required

·  management's history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);

·  strong balance sheet; and

·  strong management (directors and officers) ownership (preferably with recent purchases).

The Fund's portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. The Adviser maintains a sell discipline that is designed to manage overall portfolio risk by protecting against significant downside exposure of each security. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks.
Remember that in addition to possibly not achieving your
investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Non-Diversified Fund Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer. However, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Performance.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.smeadfunds.com or by calling the Fund toll-free at 877-807-4122.

Investor Class Shares Calendar Year Returns as of December 31	[1]

The calendar year-to-date return for the Fund's Investor Class shares as of
February 28, 2011 was 6.12%. During the period shown in the bar chart, the best performance for a quarter was 18.66% (for the quarter ended September 30, 2009)
and the worst performance was -13.85% (for the quarter ended June 30, 2010).

Average Annual Total Returns Periods Ended December 31, 2010
Average Annual Total Returns Smead Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Smead Value Fund Investor Class Shares	Investor Class Shares Return Before Taxes	12.39%	(5.43%)	Jan 2, 2008
Smead Value Fund Investor Class Shares After Taxes on Distributions	Investor Class Shares Return After Taxes on Distributions	12.37%	(5.52%)	Jan 2, 2008
Smead Value Fund Investor Class Shares After Taxes on Distributions and Sales	Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares	8.07%	(4.59%)	Jan 2, 2008
Smead Value Fund Institutional Class Shares	Institutional Share Class Return Before Taxes	12.68%	13.13%	Dec 18, 2009
S & P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	(2.39%)	Jan 2, 2008	15.85%	Dec 18, 2009
Russell 1000 Value Index	Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	(3.99%)	Jan 2, 2008	15.92%	Dec 18, 2009

After tax returns are shown for Investor Class shares only and will vary for
Institutional Class shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the return.

[1]	The returns shown in the bar chart are for Investor Class shares. The Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the return would differ only to the extent that the classes do not have the same expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Smead Value Fund (Prospectus Summary) | Smead Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Smead Value Fund (the "Fund") is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.73%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through August 31, 2012.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To achieve its investment objective, the Fund will seek to invest in the common stocks of large capitalization ("large-cap") U.S. companies.
The Fund considers large-cap companies to be those publicly traded U.S.
companies with capitalizations exceeding  $5 billion.

The Adviser selects the Fund's investments by screening large-cap companies using the following eight criteria:

Required over entire holding period

·  products or services that meets a clear economic need;

·  strong competitive advantage (wide moats or barriers to entry);

·  long history of profitability and strong metrics (net profit margin, return on equity and net income ratios);

·  generates high levels of cash flow;

·  available at a low price-in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);

Favored, but not required

·  management's history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);

·  strong balance sheet; and

·  strong management (directors and officers) ownership (preferably with recent purchases).

The Fund's portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. The Adviser maintains a sell discipline that is designed to manage overall portfolio risk by protecting against significant downside exposure of each security. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Remember that in addition to possibly not achieving your
investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Non-Diversified Fund Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer. However, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Risk, Lose Money	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer. However, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.smeadfunds.com or by calling the Fund toll-free at 877-807-4122.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-807-4122
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.smeadfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Investor Class Shares Calendar Year Returns as of December 31	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
The calendar year-to-date return for the Fund's Investor Class shares as of
February 28, 2011 was 6.12%. During the period shown in the bar chart, the best performance for a quarter was 18.66% (for the quarter ended September 30, 2009)
and the worst performance was -13.85% (for the quarter ended June 30, 2010).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Investor Class shares only and will vary for Institutional Class shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After tax returns are shown for Investor Class shares only and will vary for
Institutional Class shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the return.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Periods Ended December 31, 2010
Smead Value Fund (Prospectus Summary) | Smead Value Fund | Smead Value Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The calendar year-to-date return for the Fund's Investor Class shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Feb 28, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.85%)
Smead Value Fund (Prospectus Summary) | Smead Value Fund | Smead Value Fund Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Smead Value Fund | S & P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Average Annual Returns, Since Inception Secondary	ck0001141819_AverageAnnualReturnSinceInceptionSecondary	15.85%
Average Annual Returns, Inception Date Secondary	ck0001141819_AverageAnnualReturnInceptionDateSecondary	Dec 18, 2009
Smead Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.99%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Average Annual Returns, Since Inception Secondary	ck0001141819_AverageAnnualReturnSinceInceptionSecondary	15.92%
Average Annual Returns, Inception Date Secondary	ck0001141819_AverageAnnualReturnInceptionDateSecondary	Dec 18, 2009
Smead Value Fund | Smead Value Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,929
Annual Return 2009	rr_AnnualReturn2009	30.81%
Annual Return 2010	rr_AnnualReturn2010	12.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.43%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Smead Value Fund | Smead Value Fund Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.52%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Smead Value Fund | Smead Value Fund Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Smead Value Fund | Smead Value Fund Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	396
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,662
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Share Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2009

[1]	The returns shown in the bar chart are for Investor Class shares. The Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the return would differ only to the extent that the classes do not have the same expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Smead Capital Management, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% and 1.15% of the Fund's average annual net assets, for Investor Class shares and Institutional Class shares, respectively, through August 31, 2012. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.